Going Concern (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash on hand	$ 212,385	$ 125,846
Working capital deficit	745,796
Accumulated deficit	$ 4,608,726	$ 1,959,982